Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Income from equity accounted investment in Juanicipio	$ 40,767	$ 15,686
General and administrative expenses	(12,352)	(11,361)
General exploration and business development	(193)	(102)
Exploration and evaluation assets written down	(10,471)	0
Operating income	17,751	4,223
Interest income	630	174
Foreign exchange (loss) gain	(366)	61
Income before income tax	18,015	4,458
Deferred income tax (expense) benefit	(371)	1,567
Net income for the year	17,644	6,025
Unrealized loss for the period	(57)	(4,401)
Net of deferred tax benefit	7	597
Other comprehensive loss	(50)	(3,804)
Total comprehensive income	$ 17,594	$ 2,221
Basic and diluted earnings per share (in dollars per share)	$ 0.18	$ 0.06
Basic weighted average number of shares outstanding (in shares)	98,420,906	95,181,258
Diluted (in shares)	98,557,615	95,459,515